Operating income	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Operating income	Operating income
Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Research tax credit ("CIR")	4,204	4,476	4,493
Subsidies	7,722	29	81
Other	36	78	47
Total operating income	11,961	4,583	4,621
Operating income is composed as follows:
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the years ended
December 31, 2021, 2022 and 2023 for an amount of €4,204 thousand, €4,476 thousand and €4,493 thousand, respectively (see Note
4.9).
Subsidies
Subsidy income primarily relates to Bpifrance agreement to finance the “COVID-19” project. This financing was granted under the
French Future Investments Project. This study was conducted with the participation of the University Hospital of Nice, which directly manages part of the financing of the COVID-19 clinical trial.
For the year ended December 31, 2021, the Group recognized as a subsidy: (i) €4,459 thousand corresponding to the conditional advance received in June 2020 (discounted amount) which had been waived by Bpifrance in April 2021 (See Note 15.7, “Conditional
advances”), and (ii) an additional payment of €3,279 thousand received in October 2021 to reimburse additional expenses incurred until the termination date.